UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4576

                     Oppenheimer Convertible Securities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN CONVERTIBLE CORPORATE BOND AND NOTE SECTORS
--------------------------------------------------------------------------------
Information Technology                                                     18.2%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     16.9
--------------------------------------------------------------------------------
Health Care                                                                 9.7
--------------------------------------------------------------------------------
Industrials                                                                 5.4
--------------------------------------------------------------------------------
Energy                                                                      4.9
--------------------------------------------------------------------------------
Utilities                                                                   2.8
--------------------------------------------------------------------------------
Financials                                                                  2.5
--------------------------------------------------------------------------------
Materials                                                                   2.1
--------------------------------------------------------------------------------
Telecommunication Services                                                  1.1
--------------------------------------------------------------------------------
Consumer Staples                                                            0.6

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on net assets.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Convertible Corporate Bonds and Notes        64.2%
Stocks                                       32.2
Bonds and Notes                               2.7
Cash Equivalents                              0.9

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------

                   8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the fiscal year ended December 31, 2004, Oppenheimer Convertible Securities Fund performed competitively versus its secondary benchmark, the Goldman Sachs Convertible Bond 100 Index, largely due to a few key factors. First, the Fund's overall exposure to the energy sector added to returns, as this segment of the market continued to enjoy strong performance due to a prolonged rally in the price of crude oil. As such, most sub-segments of the energy sector, including exploration and production, as well as oil services, all continued to post strong performance this year.

      Second, our overall exposure to leisure-related convertibles, such as select convertibles issued by hotels, cruise lines and gaming-related companies, also performed well for the Fund and added to our relative returns. These convertibles enjoyed a boost from strong performance in their underlying stocks, as consumer demand for leisure-related goods and services remained robust this year.

      Finally, select names within the Fund's portfolio also performed extremely well, thereby adding to the Fund's overall returns. In particular, our largest single holding, Tyco International Ltd., was a strong performer for us this year and substantially supported Fund returns. After a few difficult years, the manufacturing conglomerate underwent a substantial reorganization that included a new management team and a restructuring of the company into five core business segments. As a result, Tyco has enjoyed continually improving fundamentals and strong performance from several of its now more focused individual business lines, particularly electronics and medical services. Its new management team has placed greater emphasis on its core, strongest businesses, a move that helped push the company's valuation up in the eyes of investors. As the company continues to pay down its debt and maintains a renewed focus on profitable businesses, the outlook for this name appears quite favorable. However, while we still view this holding favorably, we are not convinced it represents the same opportunities it did a year ago. As such, we will monitor our exposure to this name.

      On the negative side, a few factors detracted from absolute performance. Our exposure to the advertising industry proved to be a detractor to returns, as this industry continued to struggle this year due to a persistently weak advertising environment. Despite this, we did enjoy solid performance from a handful of select media holdings, such as The Walt Disney Company, which performed well for the portfolio. As the company's fourth quarter 2004 earnings beat estimates, and with revenue up roughly 8% from


                   9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

2003, Disney enjoyed good performance in 2004, driven by strong brands and continued strength from its theme park and its cable networks such as ESPN, also fared particularly well throughout the year.

      While our exposure to technology delivered strong performance this period, one of the sub-segments within that sector--semi-conductors--detracted from performance. This segment of the technology sector has been "beaten down" for quite some time. Since expectations are currently low for this segment of the market, an opportunity for improved performance in 2005 could be at hand, leading us to explore the possibility that current valuations could offer tremendous value. As such, we will continue to investigate opportunities to add to our semi-conductor holdings at what we believe to be good value.

      Finally, we believe the low volatility of the equity market played a central role in suppressing convertibles' returns this period and, consequently, in slightly dampening Fund returns. Equity market performance for the year was generally positive, especially on an absolute basis, but low volatility held back convertible returns relative to their underlying stocks. Additionally, yields declined this year for new convertible issuance, further exacerbating the situation and making yield more difficult to come by as a source of potential returns. As such, the upside potential of convertibles was somewhat muted in 2004. However, from a longer-term, historical perspective, we view the Fund's fiscal year as a reasonable year for convertible securities returns overall, and are confident that our individual security selection and emphasis on broad diversification helped support returns despite these somewhat challenging conditions.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2004. In the case of Class A and Class B shares, performance is measured from inception of the Class on May 1, 1995. In the case of Class C shares, performance is measured from inception of the Class on March 11, 1996. In the case of Class M shares, performance is measured over a 10-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A and Class M shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.


                  10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, Goldman Sachs Convertible Bond 100 Index, and the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. The Goldman Sachs Convertible Bond 100 Index is an unmanaged index of convertible securities. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                  11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Convertible Securities Fund (Class A)
      Lehman Brothers Aggregate Bond Index
      Goldman Sachs Convertible Bond 100 Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                        Convertible
                         Securities        Lehman Brothers       Goldman Sachs Convertible    S&P 500
                       Fund (Class A)    Aggregate Bond Index         Bond 100 Index           Index
 05/01/1995                 9,425               10,000                    10,000              10,000
 06/30/1995                 9,970               10,463                    10,631              10,640
 09/30/1995                10,798               10,669                    11,224              11,485
 12/31/1995                10,890               11,123                    11,480              12,176
 03/31/1996                11,120               10,926                    12,174              12,829
 06/30/1996                11,349               10,988                    12,423              13,404
 09/30/1996                11,592               11,191                    12,796              13,819
 12/31/1996                11,992               11,527                    13,054              14,970
 03/31/1997                12,224               11,463                    13,231              15,372
 06/30/1997                13,203               11,884                    14,461              18,053
 09/30/1997                14,233               12,278                    15,967              19,405
 12/31/1997                14,243               12,640                    15,599              19,962
 03/31/1998                15,438               12,836                    16,949              22,745
 06/30/1998                15,035               13,136                    16,769              23,500
 09/30/1998                13,444               13,692                    14,778              21,168
 12/31/1998                14,824               13,738                    16,805              25,671
 03/31/1999                15,065               13,670                    17,097              26,950
 06/30/1999                16,044               13,550                    18,517              28,846
 09/30/1999                15,677               13,642                    17,936              27,049
 12/31/1999                18,290               13,625                    20,261              31,071
 03/31/2000                19,336               13,926                    21,507              31,783
 06/30/2000                18,941               14,168                    21,836              30,938
 09/30/2000                19,153               14,595                    22,821              30,639
 12/31/2000                17,410               15,209                    20,742              28,243
 03/31/2001                16,781               15,671                    19,696              24,897
 06/30/2001                17,371               15,759                    19,593              26,353
 09/30/2001                15,754               16,486                    17,801              22,486
 12/31/2001                16,836               16,493                    19,057              24,889
 03/31/2002                16,970               16,509                    18,687              24,957
 06/30/2002                15,970               17,118                    17,254              21,616
 09/30/2002                14,608               17,903                    15,688              17,884
 12/31/2002                15,727               18,185                    17,290              19,390
 03/31/2003                16,143               18,438                    17,599              18,780
 06/30/2003                17,581               18,899                    19,223              21,669
 09/30/2003                18,049               18,871                    19,849              22,242
 12/31/2003                19,336               18,931                    21,316              24,949
 03/31/2004                19,910               19,434                    22,019              25,371
 06/30/2004                19,692               18,959                    22,047              25,808
 09/30/2004                19,470               19,565                    21,814              25,325
 12/31/2004                20,833               19,752                    23,010              27,662

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  1.55%   5-Year  1.43%   Since Inception (5/1/95)  7.89%


                  12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Convertible Securities Fund (Class B)
      Lehman Brothers Aggregate Bond Index
      Goldman Sachs Convertible Bond 100 Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                        Convertible
                         Securities        Lehman Brothers       Goldman Sachs Convertible    S&P 500
                       Fund (Class B)    Aggregate Bond Index         Bond 100 Index           Index
 05/01/1995                10,000               10,000                    10,000              10,000
 06/30/1995                10,566               10,463                    10,631              10,640
 09/30/1995                11,421               10,669                    11,224              11,485
 12/31/1995                11,509               11,123                    11,480              12,176
 03/31/1996                11,730               10,926                    12,174              12,829
 06/30/1996                11,948               10,988                    12,423              13,404
 09/30/1996                12,180               11,191                    12,796              13,819
 12/31/1996                12,577               11,527                    13,054              14,970
 03/31/1997                12,797               11,463                    13,231              15,372
 06/30/1997                13,796               11,884                    14,461              18,053
 09/30/1997                14,844               12,278                    15,967              19,405
 12/31/1997                14,832               12,640                    15,599              19,962
 03/31/1998                16,045               12,836                    16,949              22,745
 06/30/1998                15,587               13,136                    16,769              23,500
 09/30/1998                13,912               13,692                    14,778              21,168
 12/31/1998                15,322               13,738                    16,805              25,671
 03/31/1999                15,542               13,670                    17,097              26,950
 06/30/1999                16,509               13,550                    18,517              28,846
 09/30/1999                16,112               13,642                    17,936              27,049
 12/31/1999                18,747               13,625                    20,261              31,071
 03/31/2000                19,781               13,926                    21,507              31,783
 06/30/2000                19,343               14,168                    21,836              30,938
 09/30/2000                19,529               14,595                    22,821              30,639
 12/31/2000                17,708               15,209                    20,742              28,243
 03/31/2001                17,033               15,671                    19,696              24,897
 06/30/2001                17,618               15,759                    19,593              26,353
 09/30/2001                15,979               16,486                    17,801              22,486
 12/31/2001                17,076               16,493                    19,057              24,889
 03/31/2002                17,212               16,509                    18,687              24,957
 06/30/2002                16,198               17,118                    17,254              21,616
 09/30/2002                14,816               17,903                    15,688              17,884
 12/31/2002                15,951               18,185                    17,290              19,390
 03/31/2003                16,373               18,438                    17,599              18,780
 06/30/2003                17,832               18,899                    19,223              21,669
 09/30/2003                18,307               18,871                    19,849              22,242
 12/31/2003                19,612               18,931                    21,316              24,949
 03/31/2004                20,194               19,434                    22,019              25,371
 06/30/2004                19,973               18,959                    22,047              25,808
 09/30/2004                19,748               19,565                    21,814              25,325
 12/31/2004                21,131               19,752                    23,010              27,662

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  1.92%   5-Year  1.53%   Since Inception (5/1/95)  8.05%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Convertible Securities Fund (Class C)
      Lehman Brothers Aggregate Bond Index
      Goldman Sachs Convertible Bond 100 Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                        Convertible
                         Securities        Lehman Brothers       Goldman Sachs Convertible    S&P 500
                       Fund (Class C)    Aggregate Bond Index         Bond 100 Index           Index
 03/11/1996                10,000               10,000                    10,000              10,000
 03/31/1996                10,048                9,930                    10,138              10,096
 06/30/1996                10,235                9,987                    10,344              10,549
 09/30/1996                10,426               10,172                    10,656              10,875
 12/31/1996                10,774               10,477                    10,871              11,781
 03/31/1997                10,955               10,418                    11,017              12,097
 06/30/1997                11,811               10,801                    12,041              14,207
 09/30/1997                12,711               11,160                    13,296              15,271
 12/31/1997                12,701               11,488                    12,989              15,710
 03/31/1998                13,742               11,667                    14,114              17,899
 06/30/1998                13,349               11,939                    13,964              18,494
 09/30/1998                11,921               12,444                    12,306              16,658
 12/31/1998                13,122               12,486                    13,993              20,202
 03/31/1999                13,311               12,424                    14,237              21,209
 06/30/1999                14,140               12,315                    15,420              22,701
 09/30/1999                13,812               12,399                    14,936              21,287
 12/31/1999                16,062               12,384                    16,871              24,452
 03/31/2000                16,950               12,657                    17,909              25,012
 06/30/2000                16,573               12,877                    18,183              24,347
 09/30/2000                16,722               13,265                    19,003              24,111
 12/31/2000                15,169               13,823                    17,272              22,226
 03/31/2001                14,591               14,243                    16,401              19,593
 06/30/2001                15,076               14,323                    16,315              20,739
 09/30/2001                13,644               14,984                    14,823              17,696
 12/31/2001                14,566               14,991                    15,869              19,587
 03/31/2002                14,643               15,005                    15,561              19,641
 06/30/2002                13,753               15,559                    14,367              17,011
 09/30/2002                12,567               16,272                    13,064              14,074
 12/31/2002                13,489               16,528                    14,398              15,259
 03/31/2003                13,822               16,758                    14,655              14,779
 06/30/2003                15,038               17,177                    16,007              17,053
 09/30/2003                15,396               17,152                    16,528              17,504
 12/31/2003                16,476               17,206                    17,750              19,634
 03/31/2004                16,920               17,664                    18,335              19,966
 06/30/2004                16,704               17,232                    18,359              20,310
 09/30/2004                16,497               17,783                    18,165              19,930
 12/31/2004                17,611               17,953                    19,160              21,769

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  5.89%   5-Year  1.86%   Since Inception (3/11/96)  6.64%


                  14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS M SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Convertible Securities Fund (Class M)
      Lehman Brothers Aggregate Bond Index
      Goldman Sachs Convertible Bond 100 Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                        Convertible
                         Securities        Lehman Brothers       Goldman Sachs Convertible    S&P 500
                       Fund (Class M)    Aggregate Bond Index         Bond 100 Index           Index
 12/31/1994                 9,675               10,000                    10,000              10,000
 03/31/1995                10,336               10,504                    10,845              10,973
 06/30/1995                11,174               11,144                    11,807              12,019
 09/30/1995                12,089               11,363                    12,466              12,973
 12/31/1995                12,191               11,847                    12,750              13,753
 03/31/1996                12,433               11,637                    13,521              14,491
 06/30/1996                12,673               11,704                    13,797              15,141
 09/30/1996                12,928               11,920                    14,212              15,609
 12/31/1996                13,358               12,278                    14,499              16,909
 03/31/1997                13,601               12,209                    14,694              17,363
 06/30/1997                14,663               12,657                    16,061              20,392
 09/30/1997                15,790               13,078                    17,734              21,919
 12/31/1997                15,788               13,463                    17,325              22,548
 03/31/1998                17,093               13,672                    18,824              25,691
 06/30/1998                16,625               13,992                    18,624              26,544
 09/30/1998                14,847               14,583                    16,413              23,910
 12/31/1998                16,353               14,632                    18,664              28,997
 03/31/1999                16,603               14,560                    18,989              30,441
 06/30/1999                17,649               14,432                    20,566              32,583
 09/30/1999                17,234               14,530                    19,921              30,554
 12/31/1999                20,072               14,512                    22,502              35,096
 03/31/2000                21,195               14,832                    23,887              35,900
 06/30/2000                20,737               15,091                    24,252              34,946
 09/30/2000                20,940               15,546                    25,345              34,608
 12/31/2000                19,008               16,199                    23,037              31,902
 03/31/2001                18,296               16,691                    21,876              28,122
 06/30/2001                18,917               16,785                    21,760              29,767
 09/30/2001                17,133               17,559                    19,771              25,399
 12/31/2001                18,302               17,567                    21,166              28,113
 03/31/2002                18,412               17,584                    20,755              28,191
 06/30/2002                17,304               18,233                    19,163              24,416
 09/30/2002                15,823               19,069                    17,424              20,200
 12/31/2002                16,992               19,369                    19,203              21,902
 03/31/2003                17,432               19,638                    19,546              21,212
 06/30/2003                18,983               20,130                    21,350              24,476
 09/30/2003                19,449               20,100                    22,044              25,124
 12/31/2003                20,832               20,164                    23,674              28,181
 03/31/2004                21,426               20,700                    24,455              28,658
 06/30/2004                21,194               20,194                    24,487              29,151
 09/30/2004                20,973               20,839                    24,228              28,606
 12/31/2004                22,433               21,038                    25,556              31,245

AVERAGE ANNUAL TOTAL RETURNS OF CLASS M SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  4.19%   5-Year  1.58%   10-Year  8.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Convertible Securities Fund (Class N)
      Lehman Brothers Aggregate Bond Index
      Goldman Sachs Convertible Bond 100 Index
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer
                        Convertible
                         Securities        Lehman Brothers       Goldman Sachs Convertible    S&P 500
                       Fund (Class N)    Aggregate Bond Index         Bond 100 Index           Index
 03/01/2001                10,000               10,000                    10,000              10,000
 03/31/2001                 9,690               10,050                     9,518               9,367
 06/30/2001                10,020               10,107                     9,468               9,915
 09/30/2001                 9,073               10,573                     8,602               8,460
 12/31/2001                 9,698               10,578                     9,209               9,364
 03/31/2002                 9,770               10,588                     9,030               9,390
 06/30/2002                 9,188               10,979                     8,338               8,132
 09/30/2002                 8,398               11,482                     7,581               6,728
 12/31/2002                 9,027               11,663                     8,355               7,295
 03/31/2003                 9,257               11,825                     8,505               7,065
 06/30/2003                10,072               12,121                     9,289               8,153
 09/30/2003                10,328               12,103                     9,591               8,368
 12/31/2003                11,054               12,141                    10,300               9,387
 03/31/2004                11,371               12,464                    10,640               9,545
 06/30/2004                11,233               12,159                    10,654               9,710
 09/30/2004                11,094               12,548                    10,541               9,528
 12/31/2004                11,861               12,668                    11,119              10,407

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  6.31%   5-Year  N/A     Since Inception (3/1/01)  4.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                  16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. While Class M shares are


                  17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING    ENDING       EXPENSES
                             ACCOUNT      ACCOUNT      PAID DURING
                             VALUE        VALUE        6 MONTHS ENDED
                             (07/01/04)   (12/31/04)   DECEMBER 31,2004
------------------------------------------------------------------------
Class A Actual               $ 1,000.00   $ 1,058.00   $  4.93
------------------------------------------------------------------------
Class A Hypothetical           1,000.00     1,020.36      4.84
------------------------------------------------------------------------
Class B Actual                 1,000.00     1,053.90      9.23
------------------------------------------------------------------------
Class B Hypothetical           1,000.00     1,016.19      9.06
------------------------------------------------------------------------
Class C Actual                 1,000.00     1,054.30      8.92
------------------------------------------------------------------------
Class C Hypothetical           1,000.00     1,016.49      8.76
------------------------------------------------------------------------
Class M Actual                 1,000.00     1,058.50      4.77
------------------------------------------------------------------------
Class M Hypothetical           1,000.00     1,020.51      4.68
------------------------------------------------------------------------
Class N Actual                 1,000.00     1,055.90      7.31
------------------------------------------------------------------------
Class N Hypothetical           1,000.00     1,018.05      7.18

Hypothetical assumes 5% return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.95%
---------------------------
Class B           1.78
---------------------------
Class C           1.72
---------------------------
Class M           0.92
---------------------------
Class N           1.41
--------------------------------------------------------------------------------


                  20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--64.2%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.9%
------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Goodyear Tire & Rubber Co. (The), 4% Cv. Sr. Nts., 6/15/34 1       $   2,500,000   $   3,612,500
------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.4%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                5,000,000       7,568,750
------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23 1      3,000,000       3,603,750
------------------------------------------------------------------------------------------------
International Game Technology, 1.30% Cv. Sr. Unsec. Unsub.
Debs., 1/29/33 2                                                       6,000,000       4,612,500
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 38.15% Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 2/2/21 2                                     5,000,000       3,218,750
------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24 1             3,500,000       3,661,875
------------------------------------------------------------------------------------------------
Shuffle Master, Inc.:
1.25% Cv. Sr. Unsec. Nts., 4/15/24 1                                   2,000,000       2,505,000
1.25% Cv. Sr. Unsec. Nts., 4/15/24                                       500,000         626,250
                                                                                   -------------
                                                                                      25,796,875

------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Beazer Homes USA, Inc., 4.625% Cv. Sr. Nts., 6/15/24 1                 4,500,000       5,613,750
------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Eastman Kodak Co., 3.375% Cv. Sr. Nts., 10/15/33 1                     3,000,000       3,768,750
------------------------------------------------------------------------------------------------
Hasbro, Inc., 2.75% Cv. Sr. Unsec. Debs., 12/1/21                      3,000,000       3,247,500
                                                                                   -------------
                                                                                       7,016,250

------------------------------------------------------------------------------------------------
MEDIA--6.2%
Charter Communications, Inc., 5.875% Cv. Sr. Nts., 11/16/09 1          2,000,000       2,262,500
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.:
1.875% Cv. Sub. Nts., 2/15/11 1                                        4,000,000       3,635,000
1.875% Cv. Sub. Nts., 2/15/11                                          1,000,000         908,750
------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
4.50% Cv. Sr. Unsec. Nts., 3/15/23 1                                   3,000,000       3,945,000
4.50% Cv. Sr. Unsec. Nts., 3/15/23                                     1,500,000       1,972,500
------------------------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Exchangeable Sr. Unsec. Debs., 3/30/23 (exchangeable
for Time Warner, Inc. common stock) 1                                  8,000,000       9,670,000
3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for
Viacom, Inc. Cl. B common stock or cash based on the value thereof)    6,000,000       5,917,500
------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23             7,500,000       8,381,250
                                                                                   -------------
                                                                                      36,692,500


                  21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
Gap, Inc. (The), 5.75% Cv. Sr. Unsec. Nts., 3/15/09 1              $   3,000,000   $   3,993,750
------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 3                     5,500,000       5,816,250
------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The):
1.22% Cv. Unsec. Sub. Liquid Yield Option Nts., 2/13/21 2              2,000,000       1,765,000
1.66% Cv. Unsec. Sub. Liquid Yield Option Nts., 2/13/21 1,2            4,000,000       3,530,000
                                                                                   -------------
                                                                                      15,105,000

------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Reebok International Ltd., 2% Cv. Sr. Unsec. Nts., Series B, 5/1/24    5,000,000       5,462,500
------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Cos., Inc., 50.55% Cv. Sub. Nts., 8/19/17 2                     3,000,000       3,307,500
------------------------------------------------------------------------------------------------
ENERGY--4.9%
------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
Halliburton Co.:
3.125% Cv. Sr. Nts., 7/15/23 1                                         5,000,000       6,175,000
3.125% Cv. Sr. Nts., 7/15/23                                           1,000,000       1,235,000
------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33 1                5,000,000       5,443,750
------------------------------------------------------------------------------------------------
Schlumberger Ltd., 1.50% Cv. Sr. Unsec. Debs., Series A, 6/1/23        6,000,000       6,600,000
                                                                                   -------------
                                                                                      19,453,750

------------------------------------------------------------------------------------------------
OIL & GAS--1.6%
El Paso Corp., 6.34% Cv. Debs., 2/28/21 2                             10,000,000       5,312,500
------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.25% Cv. Jr. Unsec. Sub. Debs., 2/15/10             4,000,000       4,255,000
                                                                                   -------------
                                                                                       9,567,500

------------------------------------------------------------------------------------------------
FINANCIALS--2.5%
------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.5%
American Express Co.:
1.85% Cv. Sr. Nts., 12/1/33 1,3                                        6,000,000       6,547,500
1.85% Cv. Sr. Nts., 12/1/33 3                                          2,000,000       2,182,500
                                                                                   -------------
                                                                                       8,730,000

------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Host Marriott LP, 3.25% Cv. Sr. Debs., 4/15/24 1                       5,000,000       5,775,000
------------------------------------------------------------------------------------------------
HEALTH CARE--9.7%
------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11 1     3,500,000       3,622,500
------------------------------------------------------------------------------------------------
Celgene Corp., 1.75% Cv. Sr. Nts., 6/1/08 1                            2,000,000       2,587,500
------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                           6,000,000       6,390,000
------------------------------------------------------------------------------------------------
ImClone Systems, Inc., 1.375% Cv. Sr. Nts., 5/15/24 1                  3,500,000       3,246,250


                  22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24               $   6,000,000   $   5,655,000
                                                                                   -------------
                                                                                      21,501,250

------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Cytyc Corp., 2.25% Cv. Sr. Nts., 3/15/24 1                             2,000,000       2,425,000
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts.,
3/1/24                                                                 6,500,000       7,320,625
                                                                                   -------------
                                                                                       9,745,625

------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Health Management Associates, Inc., 1.50% Cv. Sr. Sub. Nts., 8/1/23    5,500,000       5,788,750
------------------------------------------------------------------------------------------------
Lincare Holdings, Inc., 3% Cv. Sr. Nts., 6/15/33                       4,000,000       4,295,000
------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 1.75% Cv. Sr. Unsec. Debs., 11/30/21          2,000,000       2,192,500
                                                                                   -------------
                                                                                      12,276,250

------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.3%
DOV Pharmaceutical, Inc., 2.50% Cv. Unsec. Sub. Debs., 1/15/25 1       1,500,000       1,593,750
------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II BV, 0.50% Cv. Sr. Sec. Debs.,
Series A, 2/1/24                                                       6,000,000       6,142,500
------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.:
1.75% Cv. Sr. Unsec. Debs., 3/15/23 1                                  4,000,000       4,140,000
1.75% Cv. Sr. Unsec. Debs., 3/15/23                                    1,500,000       1,552,500
                                                                                   -------------
                                                                                      13,428,750

------------------------------------------------------------------------------------------------
INDUSTRIALS--5.4%
------------------------------------------------------------------------------------------------
AIRLINES--1.0%
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 2/1/07   3,000,000       2,527,500
------------------------------------------------------------------------------------------------
Northwest Airlines Corp., 7.625% Cv. Sr. Nts., 11/15/23 3              4,000,000       3,215,000
                                                                                   -------------
                                                                                       5,742,500

------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
Tyco International Group SA, 2.75% Cv. Sr. Unsec. Unsub. Debs.,
Series A, 1/15/18                                                     10,000,000      15,900,000
------------------------------------------------------------------------------------------------
MACHINERY--1.7%
Danaher Corp., 2.46% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts.,
1/22/21 2                                                              5,000,000       4,268,750
------------------------------------------------------------------------------------------------
Navistar Financial Corp., 4.75% Cv. Unsec. Sub. Nts., 4/1/09           4,000,000       4,175,000
------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/05 4                                       3,344,633         936,497
8.25% Cv. Sub. Nts., 12/31/05 4                                        2,962,671         829,548
                                                                                   -------------
                                                                                      10,209,795

------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.2%
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.3%
Andrew Corp., 3.25% Cv. Sub. Nts., 8/15/13                             3,500,000       4,545,625


                  23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable
Securities, 5/15/23 2                                              $   3,500,000   $   5,162,500
------------------------------------------------------------------------------------------------
Corning, Inc., 3.50% Cv. Sr. Unsec. Debs., 11/1/08                     2,000,000       2,437,500
------------------------------------------------------------------------------------------------
JDS Uniphase Corp., 0% Cv. Sr. Nts., 11/15/10 2                        3,500,000       3,408,125
------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08               7,500,000       7,331,250
------------------------------------------------------------------------------------------------
Tekelec, Inc., 2.25% Cv. Sr. Sub. Nts., 6/15/08                        2,000,000       2,565,000
                                                                                   -------------
                                                                                      25,450,000

------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Agilent Technologies, Inc., 3% Cv. Sr. Unsec. Debs., 12/1/21 3         6,000,000       6,082,500
------------------------------------------------------------------------------------------------
Flextronics International Ltd., 1% Cv. Unsec. Sub. Nts., 1%, 8/1/10    4,000,000       4,610,000
------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.:
3.625% Cv. Sub. Nts., 8/1/23 1                                         3,000,000       3,378,750
3.625% Cv. Sub. Nts., 8/1/23                                           1,000,000       1,126,250
                                                                                   -------------
                                                                                      15,197,500

------------------------------------------------------------------------------------------------
IT SERVICES--3.4%
BearingPoint, Inc., 2.50% Cv. Sub. Nts., 12/15/24 1                    4,000,000       4,225,000
------------------------------------------------------------------------------------------------
CSG Systems International, Inc., 2.50% Cv. Nts., 6/15/24 1             3,500,000       3,578,750
------------------------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23      6,000,000       7,507,500
------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.:
3.875% Cv. Sr. Nts., 7/15/23 1                                         4,000,000       4,245,000
3.875% Cv. Sr. Unsec. Nts., 7/15/23                                      500,000         530,625
                                                                                   -------------
                                                                                      20,086,875

------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.0%
Advanced Micro Devices, Inc., 4.75% Cv. Sr. Unsec. Debs., 2/1/22 3     5,000,000       5,768,750
------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock)                     5,000,000       5,312,500
------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp., 1.25% Cv. Unsec. Sub. Nts., 6/15/08       5,000,000       5,306,250
------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10                             5,000,000       4,718,750
------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec. Sub. Nts., 11/15/07         2,000,000       2,455,000
                                                                                   -------------
                                                                                      23,561,250

------------------------------------------------------------------------------------------------
SOFTWARE--3.9%
Computer Associates International, Inc., 5% Cv. Sr. Unsec. Nts.,
3/15/07                                                                6,500,000       8,425,625
------------------------------------------------------------------------------------------------
Mentor Graphics Corp., 6.875% Cv. Unsec. Sub. Nts., 6/15/07            3,500,000       3,696,875
------------------------------------------------------------------------------------------------
Novell, Inc., 0.50% Cv. Sr. Unsec. Debs., 7/15/24 1                    7,500,000       7,171,875
------------------------------------------------------------------------------------------------
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Debs., 1/15/24 1                   4,000,000       3,690,000
                                                                                   -------------
                                                                                      22,984,375


                  24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------
MATERIALS--2.1%
------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Sealed Air Corp., 3% Cv. Nts., 6/30/33 1                           $   5,500,000   $   5,692,500
------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Inco Ltd., 1% Cv. Unsec. Unsub. Debs., 3/14/23                         3,000,000       3,937,500
------------------------------------------------------------------------------------------------
Quanex Corp., 2.50% Cv. Sr. Unsec. Nts., 5/15/34 1                     2,000,000       2,677,500
                                                                                   -------------
                                                                                       6,615,000

------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                         3,000,000       3,401,250
------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Nts., 9/15/09                     5,000,000       3,131,250
                                                                                   -------------
                                                                                       6,532,500

------------------------------------------------------------------------------------------------
UTILITIES--2.8%
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
Calpine Corp., 4.75% Cv. Sr. Unsec. Nts., 11/15/23 1                   7,000,000       6,125,000
------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 3.75% Cv. Sr. Nts., 5/15/23 1                4,000,000       4,595,000
------------------------------------------------------------------------------------------------
Duke Energy Corp., 1.75% Cv. Sr. Bonds, 5/15/23                        5,000,000       5,637,500
                                                                                   -------------
                                                                                      16,357,500
                                                                                   -------------
Total Convertible Corporate Bonds and Notes (Cost $350,196,019)                      377,414,795

                                                                          SHARES
------------------------------------------------------------------------------------------------
PREFERRED STOCKS--30.3%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.7%
------------------------------------------------------------------------------------------------
AUTOMOBILES--3.1%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred
Securities, Non-Vtg.                                                     175,000       9,238,250
------------------------------------------------------------------------------------------------
General Motors Corp., 5.25% Cv. Sr. Unsec. Debs., Series B               400,000       9,228,000
                                                                                   -------------
                                                                                      18,466,250

------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Newell Financial Trust I, 5.25% Cum. Cv. Quarterly Income Preferred
Securities, Non-Vtg.                                                      70,000       3,298,750
------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Albertson's, Inc., 7.25% Cv. Units (each unit has a stated
amount of $25, and will consist of a purchase contract issued by
Albertson's, initially a 1/40, or 2.50%, ownership interest in
one of their sr. nts. with a principal amount of $1,000) 5               210,000       5,334,000
------------------------------------------------------------------------------------------------
ENERGY--1.2%
------------------------------------------------------------------------------------------------
OIL & GAS--1.2%
Chesapeake Energy Corp., 4.125% Cum. Cv., Non-Vtg. 1                       4,000       4,655,000


                  25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           VALUE
                                                                          SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------
OIL & GAS Continued
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Debs. 1                   30,000   $   2,520,000
                                                                                   -------------
                                                                                       7,175,000

------------------------------------------------------------------------------------------------
FINANCIALS--9.5%
------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Marshall & Ilsley Corp., 6.50% Cv.                                       160,000       4,545,600
------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001:
5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase shares of Washington Mutual, Inc.),
Non-Vtg. 1,5                                                              75,000       4,229,700
5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase shares of Washington Mutual, Inc.),
Non-Vtg. 5                                                                30,000       1,691,880
                                                                                   -------------
                                                                                      10,467,180

------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Capital One Financial Corp., 6.25% Cv. Upper DECS (each upper DECS has a stated amount of $50 and consists of a forward purchase contract to purchase Capital One Financial Corp. common stock and
$50 principal amount of Capital One Financial Corp., 6.25% sr.
nts., 5/17/07) 5                                                          75,000       4,233,000
------------------------------------------------------------------------------------------------
INSURANCE--4.9%
Chubb Corp. (The), 7% Cv. Equity Units, Series A (each unit
consists of one warrant to purchase Chubb Corp. (The) common stock and $25 principal amount of Chubb Corp. (The), 4% sr. nts.,
11/16/07) 5                                                              170,000       5,030,300
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity Units
(each unit has a stated amount of $50 and consists of a purchase contract to purchase Hartford Financial Services Group, Inc. (The)
common stock and a normal unit which consists of $1,000 principal amount of Hartford Financial Services Group, Inc. (The), 2.56% sr.
nts., 8/16/08) 5                                                         100,000       6,575,000
------------------------------------------------------------------------------------------------
PMI Group, Inc. (The), 5.875% Cv. Hybrid Income Term Security Units
(each unit has a stated value of $25 and consists of a purchase contract to purchase PMI Group, Inc. (The) common stock and a corporate unit which consists of PMI Group, Inc. (The) 3% sr. nts.,
11/15/08) 5                                                              180,000       4,747,500
------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.        200,000       4,606,000
------------------------------------------------------------------------------------------------
UnumProvident Corp., 8.25% Cv                                            100,000       3,607,000
------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv                                                170,000       4,326,500
                                                                                   -------------
                                                                                      28,892,300

------------------------------------------------------------------------------------------------
REAL ESTATE--1.2%
Simon Property Group Inc., 6% Cv., Non-Vtg                               120,000       7,106,400
------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Sovereign Capital Trust VI, 4.375% Cv.                                   100,000       4,900,000


                  26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                           VALUE
                                                                          SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------
HEALTH CARE--3.2%
------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase
contract to purchase Baxter International, Inc. common stock and
$50 principal amount of Baxter International, Inc., 3.60% sr.
nts., 2/16/08), Non-Vtg. 5                                               120,000   $   6,775,200
------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Omnicare, Inc., 4% Cv.                                                    80,000       4,412,800
------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Schering-Plough Corp. 6% Cv.                                             140,000       7,854,000
------------------------------------------------------------------------------------------------
INDUSTRIALS--1.3%
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Northrop Grumman Corp., 7% Cum. Cv. Series B                              30,000       3,967,500
------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities                                                                85,000       3,686,875
------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.1%
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.7%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.              8,500      10,111,260
------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Xerox Corp., 6.25% Cv.                                                    55,000       8,129,550
------------------------------------------------------------------------------------------------
MATERIALS--1.6%
------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv. 1                          5,000       4,900,000
------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
International Paper Capital Trust, 5.25% Cum. Cv. (cv. into
International Paper Co. common stock), Non-Vtg. 6                         90,000       4,556,250
------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Alltel Corp., 7.75% Cv. Equity Units (each unit consists of
corporate units, each with a stated value of $50 and includes a purchase contract to purchase Alltel Corp. common stock and $50 principal amount of Alltel Corp., 6.25% sr. nts., 5/17/07),
Non-Vtg. 5                                                               120,000       6,346,800
------------------------------------------------------------------------------------------------
CenturyTel, Inc., 6.875% Cv. Equity Units (each unit consists of units referred to as corporate units, each with a stated amount of $25 and includes a purchase contract to purchase CenteryTel,
Inc. common stock and $25 principal amount of CenturyTel, Inc.,
6.02% sr. nts., series j, due 2007), Non-Vtg. 5                          113,900       3,032,588
                                                                                   -------------
                                                                                       9,379,388

------------------------------------------------------------------------------------------------
UTILITIES--4.2%
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.4%
Calpine Capital Trust III, 5% Cum. Cv. Remarketable Term
Income
Deferrable Equity Securities, Non-Vtg.                                    70,000       3,403,750


                  27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           VALUE
                                                                          SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Cinergy Corp., 9.50% Cv. Flexible Equity Linked Exchangeable
Preferred Redeemable Increased Dividend Equity Securities (each feline prides consists of units referred to as income prides, each with a stated amount of $50 and includes a purchase contract for Cinergy Corp. common stock, and a 6.90% preferred trust
security, due 2007, issued by Cinergy Corp. Funding Trust I) 5            50,000   $   3,170,000
------------------------------------------------------------------------------------------------
FPL Group, Inc., 8.50% Cv. Equity Units (each unit consists of corporate units, each with a stated amount of $50 and includes a purchase contract to purchase FPL Group, Inc. common stock and
$50 principal amount of FPL Group Capital, Inc., 4.75% debs.,
series a, 2/16/07) 5                                                     120,000       7,381,200
                                                                                   -------------
                                                                                      13,954,950

------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each has a stated value of $25 and
consists of a purchase contract to purchase Sempra Energy common stock and $25 principal amount of Sempra Energy, 5.60% sr. nts.,
5/17/07) 5                                                               100,000       3,112,000
------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
AES Trust III, 6.75% Cv.                                                  90,000       4,441,500
------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                40,000       3,360,000
                                                                                   -------------
                                                                                       7,801,500
                                                                                   -------------
Total Preferred Stocks (Cost $158,535,076)                                           178,514,153

------------------------------------------------------------------------------------------------
COMMON STOCKS--1.8%
------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 7                                 165,800       5,444,872
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         50,000       3,171,000
------------------------------------------------------------------------------------------------
Motorola, Inc.                                                           100,000       1,720,000
------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 7                                           197,142          29,571
                                                                                   -------------
Total Common Stocks (Cost $8,825,135)                                                 10,365,443

                                                                           UNITS
------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------
Portion of Danskin, Inc., Promissory Nt. to be used to purchase
53,309 shares of restricted common stock in rights offering 4,6,7
(Cost $15,993)                                                                --          15,993

                                                                       PRINCIPAL
                                                                          AMOUNT
------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.7%
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Cv. Premium Income Equity Linked
Nts., 6.25%, 10/15/07 (linked to General Mills, Inc.)              $     200,000       5,384,000
------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Premium Equity Participating Security, 2.50%,
10/2/06 (exchangeable for General Electric Co. common stock)             298,463      10,683,483
                                                                                   -------------
Total Structured Notes (Cost $15,030,751)                                             16,067,483


                  28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
------------------------------------------------------------------------------------------------
Undivided interest of 0.49% in joint repurchase agreement
(Principal Amount/Value $1,103,300,000, with a maturity value of
$1,103,498,594) with UBS Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $5,410,974 on 1/3/05, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$1,127,561,486 (Cost $5,410,000)                                   $   5,410,000   $   5,410,000

------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $538,012,974)                             99.9%    587,787,867
------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              0.1         508,506
                                                                   -----------------------------
NET ASSETS                                                                 100.0%  $ 588,296,373
                                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $159,432,200 or 27.10% of the Fund's net assets as of December 31, 2004.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $1,782,038, which represents 0.30% of the Fund's net assets, of which $15,993 is considered restricted. See
Note 5 of Notes to Financial Statements.

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

6. Received as the result of issuer reorganization.

7. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $538,012,974)--see accompanying
statement of investments                                          $ 587,787,867
--------------------------------------------------------------------------------
Cash                                                                  1,075,569
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                2,539,233
Investments sold                                                        613,134
Other                                                                    26,306
                                                                  -------------
Total assets                                                        592,042,109

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                3,070,293
Distribution and service plan fees                                      358,002
Trustees' compensation                                                  130,037
Transfer and shareholder servicing agent fees                            77,155
Shareholder communications                                               67,372
Other                                                                    42,877
                                                                  --------------
Total liabilities                                                     3,745,736

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 588,296,373
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 653,147,053
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (4,639,826)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (109,985,747)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           49,774,893
                                                                  --------------
NET ASSETS                                                        $ 588,296,373
                                                                  ==============


                  30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net             $13.63
assets of $319,477,580 and 23,443,391 shares of beneficial
interest outstanding) Maximum offering price per share (net
asset value plus sales charge of 5.75% of offering price)                $14.46
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $84,815,864 and 6,214,381 shares of
beneficial interest outstanding)                                         $13.65
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $80,994,661 and 5,946,692 shares of
beneficial interest outstanding)                                         $13.62
--------------------------------------------------------------------------------
Class M Shares:
Net asset value, redemption price per share (based on net assets of $100,877,243 and 7,406,974 shares of beneficial interest
outstanding)                                                             $13.62
Maximum offering price per share (net asset value plus sales
charge of 3.25% of offering price)                                       $14.08
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $2,131,025 and 156,376 shares of
beneficial interest outstanding)                                         $13.63

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                         $  12,931,206
--------------------------------------------------------------------------------
Interest                                                             12,794,857
                                                                  --------------
Total investment income                                              25,726,063

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,940,552
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 771,143
Class B                                                               1,027,329
Class C                                                                 824,144
Class M                                                                 307,581
Class N                                                                   8,890
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 447,784
Class B                                                                 172,382
Class C                                                                 116,957
Class M                                                                 115,040
Class N                                                                   5,083
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  55,235
Class B                                                                  37,538
Class C                                                                  15,923
Class M                                                                  13,540
Class N                                                                     749
--------------------------------------------------------------------------------
Accounting service fees                                                 187,502
--------------------------------------------------------------------------------
Trustees' compensation                                                   51,119
--------------------------------------------------------------------------------
Custodian fees and expenses                                              18,943
--------------------------------------------------------------------------------
Other                                                                   133,074
                                                                  --------------
Total expenses                                                        7,250,508
Less reduction to custodian expenses                                     (5,955)
Less payments and waivers of expenses                                       (38)
                                                                  --------------
Net expenses                                                          7,244,515

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                18,481,548

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                          29,042,625
Net increase from payment by affiliate                                    3,750
                                                                  --------------
Net realized gain                                                    29,046,375
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (4,905,531)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  42,622,392
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                     2004            2003
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                             $   18,481,548   $  23,819,107
-------------------------------------------------------------------------------------------------
Net realized gain                                                     29,046,375      29,278,307
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  (4,905,531)     64,594,391
                                                                  -------------------------------
Net increase in net assets resulting from operations                  42,622,392     117,691,805

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (15,613,529)    (11,367,661)
Class B                                                               (3,901,818)     (5,345,568)
Class C                                                               (3,350,297)     (2,624,294)
Class M                                                               (5,064,498)     (4,627,938)
Class N                                                                  (83,852)        (28,916)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                1,054,354      66,001,751
Class B                                                              (50,450,935)    (43,825,244)
Class C                                                               (3,149,841)      9,713,833
Class M                                                              (16,303,106)    (11,782,752)
Class N                                                                  631,345         938,567

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase (decrease)                                            (53,609,785)    114,743,583
-------------------------------------------------------------------------------------------------
Beginning of period                                                  641,906,158     527,162,575
                                                                  -------------------------------
End of period (including accumulated net investment
loss of $4,639,826 and $970,782, respectively)                    $  588,296,373   $ 641,906,158
                                                                  ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED DECEMBER 31,                     2004          2003             2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.27     $   11.29        $   12.76     $   13.85     $   16.36
Income (loss) from investment operations:
Net investment income                                   .43 1         .56              .57           .48           .72
Net realized and unrealized gain (loss)                 .58          1.98            (1.41)         (.94)        (1.45)
                                                  -----------------------------------------------------------------------
Total from investment operations                       1.01          2.54             (.84)         (.46)         (.73)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.65)         (.56)            (.63)         (.63)         (.72)
Distributions from net realized gain                     --            --               --            --         (1.06)
                                                  -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.65)         (.56)            (.63)         (.63)        (1.78)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.63     $   13.27        $   11.29     $   12.76     $   13.85
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.74%        22.95%           (6.59)%       (3.30)%       (4.81)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 319,478     $ 310,641        $ 202,968     $ 187,458     $ 210,903
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 321,729     $ 252,347        $ 190,677     $ 197,514     $ 225,938
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.24%         4.48%            4.77%         3.58%         4.42%
Total expenses                                         0.94% 4       0.94% 4,5        0.99% 4       0.95% 4       0.90% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%           61%              52%           69%          127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS B    YEAR ENDED DECEMBER 31,                     2004          2003            2002          2001          2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.29     $   11.30       $   12.79     $   13.87     $   16.38
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .33 1         .43             .43           .38           .59
Net realized and unrealized gain (loss)                 .58          2.02           (1.38)         (.93)        (1.45)
                                                  ----------------------------------------------------------------------
Total from investment operations                        .91          2.45            (.95)         (.55)         (.86)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.55)         (.46)           (.54)         (.53)         (.59)
Distributions from net realized gain                     --            --              --            --         (1.06)
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.55)         (.46)           (.54)         (.53)        (1.65)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.65     $   13.29       $   11.30     $   12.79     $   13.87
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.92%        22.07%          (7.44)%       (3.97)%       (5.55)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  84,816     $ 133,058       $ 154,350     $ 286,829     $ 373,860
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 102,670     $ 139,757       $ 213,259     $ 330,806     $ 418,592
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  2.47%         3.79%           3.95%         2.75%         3.62%
Total expenses                                         1.75% 4       1.74% 4,5       1.77% 4       1.71% 4       1.70% 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%           61%             52%           69%          127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED DECEMBER 31,                     2004          2003            2002          2001          2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.27     $   11.28       $   12.76     $   13.84     $   16.35
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .33 1         .46             .46           .38           .59
Net realized and unrealized gain (loss)                 .57          1.99           (1.40)         (.93)        (1.45)
                                                  ----------------------------------------------------------------------
Total from investment operations                        .90          2.45            (.94)         (.55)         (.86)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.55)         (.46)           (.54)         (.53)         (.59)
Distributions from net realized gain                     --            --              --            --         (1.06)
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.55)         (.46)           (.54)         (.53)        (1.65)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.62     $   13.27       $   11.28     $   12.76     $   13.84
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.89%        22.14%          (7.39)%       (3.98)%       (5.56)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  80,995     $  82,149       $  61,031     $  76,846     $  91,567
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  82,470     $  69,787       $  66,391     $  85,774     $  96,574
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  2.48%         3.73%           3.97%         2.80%         3.62%
Total expenses                                         1.70% 4       1.70% 4,5       1.76% 4       1.71% 4       1.70% 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%           61%             52%           69%          127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS M    YEAR ENDED DECEMBER 31,                     2004            2003             2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.27       $   11.28        $   12.76     $   13.84     $   16.35
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .43 1           .50              .49           .41           .64
Net realized and unrealized gain (loss)                 .57            2.00            (1.40)         (.93)        (1.45)
                                                  -------------------------------------------------------------------------
Total from investment operations                       1.00            2.50             (.91)         (.52)         (.81)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.65)           (.51)            (.57)         (.56)         (.64)
Distributions from net realized gain                     --              --               --            --         (1.06)
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.65)           (.51)            (.57)         (.56)        (1.70)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.62       $   13.27        $   11.28     $   12.76     $   13.84
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.69%          22.59%           (7.16)%       (3.72)%       (5.30)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 100,877       $ 114,600        $ 108,426     $ 144,612     $ 181,521
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 106,194       $ 110,337        $ 122,897     $ 160,919     $ 213,617
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.24%           4.16%            4.24%         3.04%         3.90%
Total expenses                                         0.95% 4,5       1.32% 4,5        1.51% 4       1.45% 4       1.42% 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%             61%              52%           69%          127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED DECEMBER 31,                     2004          2003          2002          2001 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.27     $   11.29     $   12.76     $   13.68
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .37 2         .49           .55           .42
Net realized and unrealized gain (loss)                 .58          2.00         (1.43)         (.84)
                                                  -----------------------------------------------------
Total from investment operations                        .95          2.49          (.88)         (.42)
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.59)         (.51)         (.59)         (.50)
Distributions from net realized gain                     --            --            --            --
                                                  -----------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.59)         (.51)         (.59)         (.50)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.63     $   13.27     $   11.29     $   12.76
                                                  =====================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     7.31%        22.45%        (6.92)%       (3.02)%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   2,131     $   1,458     $     388     $      36
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   1,781     $     743     $     205     $      10
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  2.79%         3.87%         4.38%         5.45%
Total expenses                                         1.37%         1.37%         1.43%         1.22%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5        1.35%         1.38%          N/A 5
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%           61%           52%           69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                  39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 2.7% of the Fund's net assets and resulted in unrealized cumulative gains of $1,036,732.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                  40 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
      ------------------------------------------------------------------------
      $52,124                    $--         $109,300,089          $44,520,263

1. As of December 31, 2004, the Fund had $109,300,089 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows.

                       EXPIRING
                       ----------------------
                       2009      $ 18,833,093
                       2010        90,466,996
                                 ------------
                       Total     $109,300,089
                                 ============

2.During the fiscal year ended December 31, 2004, the Fund utilized $22,626,011 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2003, the Fund utilized $24,570,184 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                              INCREASE TO
      REDUCTION TO        ACCUMULATED NET
      ACCUMULATED NET       REALIZED LOSS
      INVESTMENT LOSS      ON INVESTMENTS
      -----------------------------------
      $5,863,402               $5,863,402

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                         YEAR ENDED            YEAR ENDED
                                  DECEMBER 31, 2004     DECEMBER 31, 2003
      -------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                   $28,013,994           $23,994,377

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                  41 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                    Federal tax cost of securities          $543,267,604
                                                            =============
                    Gross unrealized appreciation           $ 52,694,676
                    Gross unrealized depreciation             (8,174,413)
                                                            -------------
                    Net unrealized appreciation             $ 44,520,263
                                                            =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2004, the Fund's projected benefit obligations were increased by $13,596 and payments of $2,372 were made to retired trustees, resulting in an accumulated liability of $116,064 as of December 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to


                  42 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                               SHARES            AMOUNT        SHARES            AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                        6,358,012     $  84,644,732    10,293,699    $ 125,272,357
Dividends and/or
distributions reinvested      900,277        12,114,223       717,012        8,840,852
Redeemed                   (7,215,971)      (95,704,601)   (5,594,158)     (68,111,458)
                           ------------------------------------------------------------
Net increase                   42,318     $   1,054,354     5,416,553    $  66,001,751
                           ============================================================

---------------------------------------------------------------------------------------
CLASS B
Sold                        1,168,753     $  15,636,529     2,802,713    $  34,182,973
Dividends and/or
distributions reinvested      193,385         2,607,930       300,964        3,678,039
Redeemed                   (5,155,900)      (68,695,394)   (6,750,493)     (81,686,256)
                           ------------------------------------------------------------
Net decrease               (3,793,762)    $ (50,450,935)   (3,646,816)   $ (43,825,244)
                           ============================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                        1,078,891     $  14,393,979     1,914,058    $  23,378,006
Dividends and/or
distributions reinvested      162,119         2,182,505       144,706        1,777,170
Redeemed                   (1,486,132)      (19,726,325)   (1,277,679)     (15,441,343)
                           ------------------------------------------------------------
Net increase (decrease)      (245,122)    $  (3,149,841)      781,085    $   9,713,833
                           ============================================================

---------------------------------------------------------------------------------------
CLASS M
Sold                          140,463     $   1,876,605       223,208    $   2,730,862
Dividends and/or
distributions reinvested      265,627         3,571,401       264,332        3,234,301
Redeemed                   (1,637,323)      (21,751,112)   (1,462,362)     (17,747,915)
                           ------------------------------------------------------------
Net decrease               (1,231,233)    $ (16,303,106)     (974,822)   $ (11,782,752)
                           ============================================================


                  43 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                               SHARES              AMOUNT       SHARES             AMOUNT
-----------------------------------------------------------------------------------------
CLASS N
Sold                          102,523      $   1,367,550        89,088     $   1,101,574
Dividends and/or
distributions reinvested        5,527             74,505         2,161            27,095
Redeemed                      (61,549)          (810,710)      (15,713)         (190,102)
                           --------------------------------------------------------------
Net increase                   46,501      $     631,345        75,536     $     938,567
                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended December 31, 2004, were $311,733,023 and $328,138,505, respectively. There were no purchases and sales of $25,103,516 of U.S. government and government agency obligations for the year ended December 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $50 million of average annual net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2004, the Fund paid $187,502 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $861,707 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor


                  44 | OPPENHEIMER CONVERTIBLE SECURITIES FUND currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B, Class C and Class N shares were $2,725,440, $2,181,422 and $27,851, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A         CLASS M      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
December 31, 2004        $131,622          $6,967          $2,108        $242,429         $14,123          $2,508

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $3,750, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2004, OFS waived $38 for Class M shares. This undertaking may be amended or withdrawn at any time.


                  45 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                            UNREALIZED
                                             ACQUISITION               VALUATION AS OF    APPRECIATION
SECURITY                                            DATE      COST   DECEMBER 31, 2004   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Portion of Danskin, Inc. Promissory Nt.
to be used to purchase 53,309 shares of
restricted common stock in rights offering       8/14/95   $15,993             $15,993              $--

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                  46 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  47 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BOND FUND SERIES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Convertible Securities Fund (a portfolio of the Bond Fund Series), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Convertible Securities Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
February 8, 2005


                  48 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions should be multiplied by 3.77% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $992,784 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  49 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  50 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS BY
HELD FUND, LENGTH SERVICE,     TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
AGE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                       80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                               RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,            Principal of Courtney Associates, Inc. (venture capital firm); former General Partner
Chairman of the Board of       of Trivest Venture Fund (private venture capital fund); former President of Investment
Trustees, Trustee (since       Counseling Federated Investors, Inc.; Trustee of the following open-end investment
1995)                          companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free Trust of Arizona and 4
Age: 71                        funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                   Director, Neuberger Berman Income Managers Trust, Neuberger & Berman Income Funds and
Trustee (since 1992)           Neuberger Berman Trust, (1995-present); Neuberger Berman Equity Funds (November
Age: 75                        2000-present); Trustee, Neuberger Berman Mutual Funds (October 1994-present); formerly
                               Chairman and Treasurer, CDC Associates, a registered investment adviser (December
                               1993-February 1996); Independent Consultant; Chief Investment Officer, CDC Associates
                               (1996-June 2000); Consultant and director, CDC Associates (December 1993-February
                               1999). Oversees 3 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,               Principal of Clinton Management Associates, a financial and venture capital
Trustee (since 1995)           consulting firm; Trustee of the following open-end investment companies: Trustee of
Age: 73                        Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and Narragansett
                               Insured Tax-Free Income Fund. Formerly a director of OCC Cash Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees 10 portfolios in the
                               OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)           OppenheimerFunds complex.
Age: 71

LACY B. HERRMANN,              Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring
Trustee (since 1995)           organization and manager, administrator and/or sub-adviser to the following open-end
Age: 75                        investment companies, and Chairman of the Board of Trustees and President of each:
                               Churchill Cash Reserves Trust, Aquila-Cascadia Equity Fund, Cash Assets Trust, Prime
                               Cash Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah,
                               Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of
                               Oregon, Tax-Free Trust of Arizona, and Aquila Rocky Mountain Equity Fund and PIMCO
                               ADVISORS VIT; Vice President, Director, Secretary, and formerly Treasurer of Aquila
                               Distributors, Inc., distributor of the above funds; President and Chairman of the
                               Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and
                               Trustee/Director of its predecessors; President and Director of STCM Management
                               Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of
                               InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash
                               Fund and Short Term Asset Reserves; Trustee Emeritus of Brown University. Formerly
                               Chairman of the Board of Trustees and President of Hawaiian Tax-Free Trust. Oversees
                               10 portfolios in the OppenheimerFunds complex.


                  51 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN WRUBLE,                  General Partner (since September 1995) of Odyssey Partners, L.P. (hedge funds in
Trustee (since 2001)           distribution since 1/1/97); Director (since September 2004) of Special Value
Age: 61                        Opportunities Fund, LLC; Investment Advisory Board (since October 2004) of Zurich
                               Financial Services; Board of Governing Trustees (since August 1990) of The Jackson
                               Laboratory (genetics laboratory, non profit); Trustee (since May 1992) of Institute for Advanced Study (educational institute); Formerly Special Limited Partner
                               (1999-2004) and Managing Principal (through December 1998) of Odyssey Investment
                               Partners, LLC (private equity investment); Trustee (2000-2002) of Research Foundation of AIMR (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (economics research) (August 1990-September 2001); Director of Ray &
                               Berendtson, Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. EVERETT,
                               MURPHY, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                               YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR.VANDEHEY, 6803 S. TUCSON WAY,
                               CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS
                               RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President (since
President (since 2001)         September 2000) of the Manager; President and a director or trustee of other
Age: 55                        Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
                               Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                               Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director
                               (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                               Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager);
                               President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation, Trinity Investment Management
                               Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                               Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                               President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                               Real Asset Management, Inc.; Executive Vice President (since February 1997) of
                               Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director
                               (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company
                               Institute's Board of Governors (elected to serve from October 3, 2003 through
                               September 30, 2006). Formerly, Chief Operating Officer (September 2000-June 2001) of
                               the Manager; President and trustee (November 1999-November 2001) of MML Series
                               Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                               Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                               Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                               Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the
                               OppenheimerFunds complex.


                  52 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

---------------------------------------------------------------------------------------------------------------------
EDWARD EVERETT,                Vice President of the Manager since January 2000; an officer of 1 portfolio in the
Vice President (since 2000)    OppenheimerFunds complex; formerly Assistant Vice President of the Manager and of the
and Portfolio Manager          Fund (January 1996 - January 2000).
(since 1993)
Age: 38

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since February
Secretary (since 2001)         2002) of the Manager; General Counsel and a director (since November 2001) of the
Age: 56                        Distributor; General Counsel (since November 2001) of Centennial Asset Management
                               Corporation; Senior Vice President and General Counsel (since November 2001) of
                               HarbourView Asset Management Corporation; Secretary and General Counsel (since
                               November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director
                               (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                               Vice President and a director (since November 2001) of Oppenheimer Partnership
                               Holdings, Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                               Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                               Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel (since
                               November 2001) of OFI Institutional Asset Management, Inc.; a director (since June
                               2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                               of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                               Services, Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd.
                               (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager;
Vice President and             Vice President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer       Asset Management Corporation and Shareholder Services, Inc. Formerly (until February
(since 2004)                   2004) Vice President and Director of Internal Audit of the Manager. An officer of 83
Age: 54                        portfolios in the Oppenheimer funds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)         HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                        Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
                               Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments,
                               Inc. (since March 2000), of OppenheimerFunds International Ltd. and OppenheimerFunds
                               plc (since May 2000), of OFI Institutional Asset Management, Inc. (since November
                               2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation)
                               (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust
                               Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March
                               1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial
                               Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                               Program (April 2000-June 2003); Principal and Chief Operating Officer (March
                               1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An officer of
                               83 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  53 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2004 and $20,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services.
            Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $74 in fiscal 2004 and $90 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,574 in fiscal 2004 and $5,090 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)